Annual Total Returns - Franklin LifeSmart™ Retirement Income Fund [BarChart] - Franklin Retirement Income-09 - Franklin LifeSmart™ Retirement Income Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(0.82%)
Annual Return 2012	9.20%
Annual Return 2013	12.27%
Annual Return 2014	3.07%
Annual Return 2015	(2.59%)
Annual Return 2016	5.25%
Annual Return 2017	4.84%
Annual Return 2018	(2.48%)
Annual Return 2019	11.93%
Annual Return 2020	8.40%